COSTS AND EXPENSES BY NATURE - Schedule of operating costs and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Aircraft fuel	$ (3,970,077)	$ (3,947,220)	$ (3,882,505)
Other rentals and landing fees	(1,470,057)	(1,322,795)	(1,036,158)
Aircraft maintenance	(815,916)	(601,804)	(582,848)
Aircraft rental	(4,164)	(91,876)	(202,845)
Commissions	(230,127)	(244,160)	(167,035)
Passenger services	(331,918)	(271,838)	(184,357)
Other operating expenses	(1,448,052)	(1,351,571)	(1,136,490)
Total	$ (8,270,311)	$ (7,831,264)	$ (7,192,238)